Borrowings - Summary of Non-convertible Debentures Issued by the Group (Detail) ₨ in Millions, $ in Millions		Mar. 31, 2020 INR (₨)	Mar. 31, 2020 USD ($)	Mar. 31, 2019 INR (₨)
Disclosure of detailed information about borrowings [line items]
Non-convertible debentures		₨ 163,874	$ 2,174	₨ 140,719
9.20% due February 2030 [member]
Disclosure of detailed information about borrowings [line items]
Non-convertible debentures		20,000	265
9.20% due December 2022 [member]
Disclosure of detailed information about borrowings [line items]
Non-convertible debentures		7,480	99
8.75% due June 2022 [member]
Disclosure of detailed information about borrowings [line items]
Non-convertible debentures		12,682	168
8.90% due December 2021 [member]
Disclosure of detailed information about borrowings [line items]
Non-convertible debentures		8,978	119
8.75% due September 2021 [member]
Disclosure of detailed information about borrowings [line items]
Non-convertible debentures		2,500	33	2,500
9.18% due July 2021 [member]
Disclosure of detailed information about borrowings [line items]
Non-convertible debentures		10,000	133	10,000
9.27% due July 2021 [member]
Disclosure of detailed information about borrowings [line items]
Non-convertible debentures		9,995	133	9,995
8.50% due June 2021 [member]
Disclosure of detailed information about borrowings [line items]
Non-convertible debentures		16,496	219	16,492
8.75% due April 2021 [member]
Disclosure of detailed information about borrowings [line items]
Non-convertible debentures		2,500	33	2,500
8.50% due April 2021 [member]
Disclosure of detailed information about borrowings [line items]
Non-convertible debentures		23,493	312	23,488
8.55% due April 2021 [member]
Disclosure of detailed information about borrowings [line items]
Non-convertible debentures		10,000	133	10,000
9.00% due November 2020 [member]
Disclosure of detailed information about borrowings [line items]
Non-convertible debentures	[1]	1,500	20	2,000
8.25% due September 2020 [member]
Disclosure of detailed information about borrowings [line items]
Non-convertible debentures		4,250	56	4,250
7.85% due August 2020 [member]
Disclosure of detailed information about borrowings [line items]
Non-convertible debentures		5,000	66	5,000
9.45% due August 2020 [member]
Disclosure of detailed information about borrowings [line items]
Non-convertible debentures		20,000	265	20,000
7.90% due July 2020 [member]
Disclosure of detailed information about borrowings [line items]
Non-convertible debentures		3,000	40	2,996
8.70% due April 2020 [member]
Disclosure of detailed information about borrowings [line items]
Non-convertible debentures		₨ 6,000	$ 80	6,000
7.80% due December 2020 [member]
Disclosure of detailed information about borrowings [line items]
Non-convertible debentures	[2]			5,000
8.00% due June 2020 [member]
Disclosure of detailed information about borrowings [line items]
Non-convertible debentures	[3]			1,998
7.95% due April 2020 [member]
Disclosure of detailed information about borrowings [line items]
Non-convertible debentures	[3]			3,000
7.50% due November 2019 [member]
Disclosure of detailed information about borrowings [line items]
Non-convertible debentures				2,000
8.20% due November 2019 [member]
Disclosure of detailed information about borrowings [line items]
Non-convertible debentures				3,000
8.25% due October 2019 [member]
Disclosure of detailed information about borrowings [line items]
Non-convertible debentures				3,000
7.75% due September 2019 [member]
Disclosure of detailed information about borrowings [line items]
Non-convertible debentures				2,500
8.65% due September 2019 [member]
Disclosure of detailed information about borrowings [line items]
Non-convertible debentures				1,500
7.60% due May 2019 [member]
Disclosure of detailed information about borrowings [line items]
Non-convertible debentures				₨ 3,500

[1]	The debenture holders of these NCDs and the Company have put and call option at the end of 1 year from the respective date of the allotment of the NCDs
[2]	Repaid during the year.
[3]	Put option was excercised by the NCD holders, basis which NCDs became due for repayment.